Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

Prior to the Spin-Off, our financial position, results of operations and cash flows consisted of the Oil States’ Accommodations business and an allocable portion of its corporate costs, which represented a combined reporting entity. The combined financial statements for periods prior to the Spin-Off have been prepared on a stand-alone basis and are derived from the consolidated financial statements and accounting records of Oil States. The combined financial statements reflect our historical financial position, results of operations and cash flows as we were historically managed, in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The combined financial statements include certain assets and liabilities that have historically been held at the Oil States corporate level, but are specifically identifiable or otherwise attributable to us. Certain reclassifications have been made to the December 31, 2013 consolidated balance sheet to conform to current year presentation.

All financial information presented after the Spin-Off represents the consolidated results of operations, financial position and cash flows of Civeo. Accordingly:

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Our consolidated statements of operations, comprehensive income, cash flows and changes in stockholders’ equity / net investment for the year ended December 31, 2014 consist of (i) the combined results of the Oil States’ Accommodations business for the five months ended May 30, 2014 and (ii) the consolidated results of Civeo for the seven months ended December 31, 2014. Our consolidated statements of operations, comprehensive income, cash flows and changes in stockholders’ equity / net investment for the years ended December 31, 2013 and 2012 consist entirely of the combined results of the Oil States’ Accommodations business.

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Our consolidated balance sheet at December 31, 2014 consists of the consolidated balances of Civeo, while at December 31, 2013, it consists entirely of the combined balances of the Oil States’ Accommodations business.

The assets and liabilities in our consolidated financial statements have been reflected on a historical basis, as immediately prior to the Spin-Off all of the assets and liabilities presented were wholly owned by Oil States and were transferred within the Oil States consolidated group. All intercompany transactions and accounts have been eliminated. All affiliate transactions between Civeo and Oil States have been included in these consolidated financial statements.

Unless otherwise stated or the context otherwise indicates, all references in these consolidated financial statements to “Civeo,” “the Company,” “us,” “our” or “we” for the time period prior to the separation mean the Accommodations business of Oil States. For time periods after the separation, these terms refer to the legal entity Civeo Corporation and its consolidated subsidiaries.

The consolidated financial statements for periods prior to the Spin-Off included expense allocations for: (1) certain corporate functions historically provided by Oil States, including, but not limited to finance, legal, risk management, tax, treasury, information technology, human resources, and certain other shared services; (2) certain employee benefits and incentives; and (3) equity-based compensation. These expenses were allocated to us on the basis of direct usage when identifiable, with the remainder allocated based on estimated time spent by Oil States personnel, a pro-rata basis of headcount or other relevant measures of Oil States and its subsidiaries. We consider the basis on which the expenses were allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by us during the periods presented. The allocations may not, however, reflect the expense we would have incurred as an independent, publicly traded company for the periods presented. Actual costs that may have been incurred if we had been a stand-alone company would depend on a number of factors, including the chosen organizational structure, which functions were outsourced or performed by employees and strategic decisions made in areas such as information technology and infrastructure. Following the Spin-Off, we are performing these functions using our own resources or purchased services. For an interim period, however, some of these functions continued to be provided by Oil States under a Transition Services Agreement, which extended for a period of up to nine months from the date of the Spin-Off, depending on the service being provided. See Note 18 – Related Party Transactions.

Oil States used a centralized approach to the cash management and financing of its U.S. operations. Prior to February 2014, cash from our U.S. operations was transferred to Oil States daily and Oil States funded our U.S. operating and investing activities as needed. Accordingly, the cash and cash equivalents held by Oil States at the corporate level were not allocated to us for any of the periods presented prior to February 2014. We reflected the transfer of cash to and from Oil States as a component of “Net Investment of Oil States International, Inc.” on our consolidated balance sheet. We have not included interest expense for intercompany cash advances from Oil States, since historically Oil States has not allocated interest expense related to intercompany advances to any of its businesses. Beginning in February 2014, we established Civeo cash accounts and funded a portion of our U.S. operating and investing activities.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Trade and Other Accounts Receivable, Policy [Policy Text Block]

Allowances for Doubtful Accounts

We maintain allowances for doubtful accounts for estimated losses resulting from the inability of our customers to make required payments. If a trade receivable is deemed to be uncollectible, such receivable is charged-off against the allowance for doubtful accounts. We consider the following factors when determining if collection of revenue is reasonably assured: customer credit-worthiness, past transaction history with the customer, current economic industry trends, customer solvency and changes in customer payment terms. If we have no previous experience with the customer, we typically obtain reports from various credit organizations to ensure that the customer has a history of paying its creditors. We may also request financial information, including combined financial statements or other documents, to ensure that the customer has the means of making payment. If these factors do not indicate collection is reasonably assured, we would require a prepayment or other arrangement to support revenue recognition and recording of a trade receivable. If the financial condition of our customers were to deteriorate, adversely affecting their ability to make payments, additional allowances would be required.

Inventory, Policy [Policy Text Block]

Inventories

Inventories consist of work in process, raw materials and supplies and materials for the construction and operation of remote accommodation facilities. Inventories also include food, raw materials, labor, subcontractor charges, manufacturing overhead and catering and other supplies needed for operation of our facilities. Inventories are carried at the lower of cost or market. The cost of inventories is determined on an average cost or specific-identification method.

Property, Plant and Equipment, Policy [Policy Text Block]

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost or at estimated fair market value at acquisition date if acquired in a business combination, and depreciation is computed, for assets owned or recorded under capital lease, using the straight-line method, after allowing for salvage value where applicable, over the estimated useful lives of the assets. Leasehold improvements are capitalized and amortized over the lesser of the life of the lease or the estimated useful life of the asset.

We record the fair value of a liability, which reflects the estimated present value of the amount of asset removal and site reclamation costs related to the retirement of our assets, for an asset retirement obligation (ARO) when it is incurred (typically when the asset is installed). When the liability is initially recorded, we capitalize the associated asset retirement cost by increasing the carrying amount of the related property, plant and equipment. Please see Asset Retirement Obligations, below, for further discussion.

Expenditures for repairs and maintenance are charged to expense when incurred. Expenditures for major renewals and betterments, which extend the useful lives of existing equipment, are capitalized and depreciated. Upon retirement or disposition of property and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the combined statements of income.

Interest Capitalization, Policy [Policy Text Block]

Interest Capitalization

Interest costs for the construction of certain long-term assets are capitalized and amortized over the related assets’ estimated useful lives. For the years ended December 31, 2014, 2013, and 2012, $2.3 million, $0.8 million and $3.5 million were capitalized, respectively.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

Goodwill and Other Intangible Assets

Goodwill. Goodwill represents the excess of the purchase price paid for acquired businesses over the allocated fair value of the related net assets after impairments, if applicable.

We do not amortize goodwill. We evaluate goodwill for impairment, at the reporting unit level, annually and when an event occurs or circumstances change to suggest that the carrying amount may not be recoverable. A reporting unit is the operating segment, or a business one level below that operating segment (the “component” level) if discrete financial information is prepared and regularly reviewed by management at the component level. Each segment of our business represents a separate reporting unit, and all three of our reporting units have or had goodwill. We recognize an impairment loss for any amount by which the carrying amount of a reporting unit’s goodwill exceeds the reporting unit’s implied fair value (IFV) of goodwill. We conduct our annual impairment test as of November 30 of each year. Our assessment consists of a two-step impairment test. In the first step, we compare each reporting unit’s carrying amount, including goodwill, to the IFV of the reporting unit. If the carrying amount of the reporting unit exceeds its fair value, goodwill is considered impaired, and a second step is performed to determine the amount of impairment, if any.

We are given the option to test for impairment of our goodwill by first performing a qualitative assessment to determine whether it is more likely than not (that is, likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount, including goodwill. If it is determined that it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, then performing the currently prescribed two-step impairment test is unnecessary. In developing a qualitative assessment to meet the “more-likely-than-not” threshold, each reporting unit with goodwill is assessed separately and different relevant events and circumstances are evaluated for each unit. We have the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test.

In 2014 and 2013, we chose to bypass the qualitative assessment and perform the two-step impairment test. In performing the two-step impairment test, we compare each reporting unit’s carrying amount, including goodwill, to the IFV of the reporting unit. Because none of our reporting units has a publically quoted market price, we must determine the value that willing buyers and sellers would place on the reporting unit through a routine sale process (a Level 3 fair value measurement). In our analysis, we target an IFV that represents the value that would be placed on the reporting unit by market participants, and value the reporting unit based on historical and projected results throughout a cycle, not the value of the reporting unit based on trough or peak earnings. The IFV of the reporting unit is estimated using a combination of (i) an analysis of trading multiples of comparable companies (Market Approach) and (ii) discounted projected cash flows (Income Approach). We also use acquisition multiples analyses in certain circumstances. The relative weighting of each approach varies by reporting unit, based on management’s judgment.

Market Approach - This valuation approach utilizes publicly traded comparable companies’ enterprise values, as compared to their recent and forecasted earnings before interest, taxes and depreciation (EBITDA) information. We used an average EBITDA multiple ranging from approximately 6.5x to approximately 9.5x depending on the reporting unit. We use EBITDA because it is a widely used key indicator of the cash generating capacity of companies in our industry.

Income Approach - This valuation approach derives a present value of the reporting unit’s projected future annual cash flows over the next five years. We use a variety of underlying assumptions to estimate these future cash flows, including assumptions relating to future economic market conditions, rates, occupancy levels, costs and expenses and capital expenditures. These assumptions vary by each reporting unit depending on market conditions. In addition, a terminal value is estimated, using a Gordon Growth methodology with a long-term growth rate of 3%. We discount our projected cash flows using a long-term weighted average cost of capital based on our estimate of investment returns that would be required by a market participant. The weighted average cost of capital used in our analysis ranged from 9% to 11%, depending on the reporting unit.

The IFV of our reporting units is affected by future oil, coal and natural gas prices, anticipated spending by our customers, and the cost of capital. Our estimate of IFV requires us to use significant unobservable inputs, representative of Level 3 fair value measurements, including numerous assumptions with respect to future circumstances, such as industry and/or local market conditions that might directly impact each of the reporting units’ operations in the future, and are therefore uncertain. We selected these valuation approaches because we believe the combination of these approaches and our best judgment regarding underlying assumptions and estimates provides us with the best estimate of fair value for each of our reporting units. We believe these valuation approaches are proven valuation techniques and methodologies for our industry and widely accepted by investors. The IFV of each reporting unit would change if our assumptions under these valuation approaches, or relative weighting of the valuation approaches, were materially modified.

In 2014, in performing step one of the goodwill impairment test, the carrying amounts of our U.S. and Australia reporting units exceeded the respective reporting unit’s IFV. Accordingly, we proceeded to the second step for those reporting units. This second step compared the IFV of each reporting unit’s goodwill with the carrying amount of such goodwill.  We performed a hypothetical allocation of the fair value of the reporting units determined in step one to all of the assets and liabilities of the unit, including any unrecognized intangible assets.  After making these hypothetical allocations, we determined zero residual value remained that could be allocated to goodwill within our U.S. and Australian reporting units, respectively.  As a result, we recorded impairment charges totaling $16.6 million and $186.1 million to goodwill for our U.S. and Australian reporting units, respectively. In 2013 and 2012, our goodwill impairment tests indicated that the fair value of each of our reporting units was greater than its carrying amount.

Other Intangible Assets. We amortize the cost of other intangible assets over their estimated useful lives unless such lives are deemed indefinite. For intangible assets that we amortize, we review the useful life of the intangible asset and evaluate each reporting period whether events and circumstances warrant a revision to the remaining useful life. We evaluate the remaining useful life of an intangible asset that is not being amortized each reporting period to determine whether events and circumstances continue to support an indefinite useful life.

In addition, we evaluate amortizable intangible assets for impairment when an event occurs or circumstances change to suggest the carrying amount may not be recoverable. If the carrying amount is not recoverable, the intangible assets are written down to fair value based on either discounted cash flows or appraised values. During 2014, management assessed the carrying value of our long-lived assets, which evaluation included amortizable intangible assets, to determine if they continued to be recoverable based on estimated future cash flows. As a result of the assessment, we recorded a $59.0 million impairment related to our U.S. segment, of which $55.8 million reduced the value of our fixed assets and $3.2 million was recorded on our amortizable intangible assets.

We are required to evaluate our indefinite-lived intangible assets for impairment annually and when an event occurs or circumstances change to suggest the carrying amount may not be recoverable. In performing the impairment test, we compare the fair value of the indefinite-lived intangible asset with its carrying amount. The measurement of the impairment is calculated based on the excess of the carrying value over its fair value. In 2014, we recognized a $9.0 million impairment of an indefinite-lived intangible asset in Australia, which is included in Impairment expense on the accompanying consolidated statements of operations. Due to the Spin-Off, and the resulting rebranding of our Australian operations from The MAC to Civeo, it was determined that the fair value of an intangible asset associated with The MAC brand had been reduced to nil. During 2013 and 2012, no provision for impairment of other intangible assets was required.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-Lived Assets

The recoverability of the carrying values of long-lived assets, including amortizable intangible assets, is assessed whenever, in management’s judgment, events or changes in circumstances indicate that the carrying value of such asset groups may not be recoverable based on estimated future cash flows. If this assessment indicates that the carrying values will not be recoverable, as determined based on undiscounted cash flows over the remaining useful lives, an impairment loss is recognized. The impairment loss equals the excess of the carrying value over the fair value of the asset group. The fair value of the asset group is based on prices of similar assets, if available, or discounted cash flows.

In late 2014, as a result of the decline in global crude oil prices and forecasts for a potentially protracted period of lower prices, management assessed the carrying value of all of our long-lived asset groups to determine if they continued to be recoverable based on estimated future cash flows. In performing this analysis, the first step was to review asset groups at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For each asset group, we compared its carrying value to estimates of undiscounted future cash flows. We used a variety of underlying assumptions to estimate these future cash flows, including assumptions relating to future economic market conditions, rates, occupancy levels, costs and expenses and capital expenditures. The estimates were consistent with those used for purposes of our goodwill impairment test, as further discussed in Goodwill and Other Intangible Assets, above.

Based on the assessment, the carrying values of certain of our asset groups were determined to not be recoverable, and we proceeded to the second step. In this step, we compared the fair value of the respective asset group to its carrying value. The fair value of the asset groups were based on prices of similar assets, as applicable, or discounted cash flows. Our estimate of the fair value requires us to use significant unobservable inputs, representative of Level 3 fair value measurements, including numerous assumptions with respect to future circumstances, such as industry and/or local market conditions that might directly impact each of the asset groups’ operations in the future, and are therefore uncertain. We recorded impairment losses of $76.2 million during 2014 as a result, of which $59.0 million related to our U.S. segment and $17.2 million related to our Canadian segment. Of the $59.0 million impairment related to our U.S. segment, $55.8 million reduced the value of our fixed assets and $3.2 million was recorded on our amortizable intangible assets.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency and Other Comprehensive Income

Gains and losses resulting from consolidated balance sheet translation of foreign operations where a foreign currency is the functional currency are included as a separate component of accumulated other comprehensive income within the net investment account representing substantially all of the balances within accumulated other comprehensive income. Remeasurements of intercompany loans denominated in a different currency than the functional currency of the entity that are of a long-term investment nature are recognized as other comprehensive income within the net investment account. Gains and losses resulting from consolidated balance sheet remeasurements of assets and liabilities denominated in a different currency than the functional currency, other than intercompany loans that are of a long-term investment nature, are included in the consolidated statements of operations as incurred.

Foreign Exchange Risk, Policy [Policy Text Block]

Foreign Exchange Risk

A significant portion of revenues, earnings and net investments in foreign affiliates are exposed to changes in foreign currency exchange rates. We seek to manage our foreign exchange risk in part through operational means, including managing expected local currency revenues in relation to local currency costs and local currency assets in relation to local currency liabilities. We have not entered into any foreign currency forward contracts.

Revenue Recognition, Policy [Policy Text Block]

Revenue and Cost Recognition

We derive the majority of our revenue from lodging and related ancillary services. In each of our operating segments, revenue is recognized in the period in which services are provided pursuant to the terms of contractual relationships with our customers. In some contracts, rates may vary over the contract term. In these cases, revenue may be deferred and recognized on a straight-line basis over the contract term. Revenue from the sale of products, not accounted for utilizing the percentage-of-completion method, is recognized when delivery to and acceptance by the customer has occurred, when title and all significant risks of ownership have passed to the customer, collectability is reasonably assured and pricing is fixed and determinable. Our product sales terms do not include significant post-delivery obligations.

For significant projects, revenues are recognized under the percentage-of-completion method, measured by the percentage of costs incurred to date compared to estimated total costs for each contract (cost-to-cost method). Billings on such contracts in excess of costs incurred and estimated profits are classified as deferred revenue. Costs incurred and estimated profits in excess of billings on percentage-of-completion contracts are recognized as unbilled receivables. Management believes this method is the most appropriate measure of progress on large contracts. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. Factors that may affect future project costs and margins include weather, production efficiencies, availability and costs of labor, materials and subcomponents. These factors can significantly impact the accuracy of our estimates and materially impact our future reported earnings.

Revenues exclude taxes assessed based on revenues such as sales or value added taxes.

Cost of services includes labor, food, utility costs, cleaning supplies, and other costs of operating our accommodations facilities. Cost of goods sold includes all direct material and labor costs and those costs related to contract performance, such as indirect labor, supplies, tools and repairs. Selling, general, and administrative costs are charged to expense as incurred.

Income Tax, Policy [Policy Text Block]

Income Taxes

Our operations are subject to U.S. federal, state and local, and foreign income taxes. In the U.S., prior to the Spin-Off, our operations were included in Oil States’ income tax returns. In preparing our consolidated financial statements, we determined our tax provision on a separate return, stand-alone basis. Pursuant to the Tax Sharing Agreement with Oil States, with respect to any periods (or portions thereof) ending prior to the Spin-Off, we are obligated to reimburse Oil States an amount equal to the amount of U.S. federal, state or local income tax we would have paid had we had filed a separate consolidated U.S. federal, state or local income tax return, subject to certain adjustments. We do not consider these amounts to be material.

Prior to the Spin-Off, because portions of our operations were included in Oil States’ tax returns, payments to certain tax authorities were historically made by Oil States, and not by us. With the exception of certain dedicated foreign entities, we did not maintain taxes payable to/from Oil States and we were deemed to settle the annual current tax balances immediately with the legal tax-paying entities in the respective jurisdictions. These settlements are reflected as changes in the Oil States International, Inc. net investment account.

We determine the provision for income taxes using the asset and liability approach. Under this approach, deferred income taxes represent the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities.

Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. In assessing the need for a valuation allowance, we look to the future reversal of existing taxable temporary differences, taxable income in carryback years, the feasibility of tax planning strategies and estimated future taxable income. The valuation allowance can be affected by changes to tax laws, changes to statutory tax rates and changes to future taxable income estimates.

We recognize tax benefits from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such positions are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Receivables and Concentration of Credit Risk

Based on the nature of our customer base, we do not believe that we have any significant concentrations of credit risk other than our concentration in the Canadian oil sands and Australian mining industries. We evaluate the credit-worthiness of our significant, new and existing customers’ financial condition and, generally, we do not require collateral from our customers. Imperial Oil accounted for more than 10% of our revenues in the years ended December 31, 2014, 2013 and 2012. BHP Billiton Mitsubishi Alliance accounted for more than 10% of our revenues in the year ended December 31, 2013.

Asset Retirement Obligations, Policy [Policy Text Block]

Asset Retirement Obligations

We record the fair value of a liability, which reflects the estimated present value of the amount of asset removal and site reclamation costs related to the retirement of our assets, for an ARO when it is incurred (typically when the asset is installed). When the liability is initially recorded, we capitalize the associated asset retirement cost by increasing the carrying amount of the related property, plant and equipment. Over time, the liability increases for the change in its present value, while the capitalized cost depreciates over the useful life of the related asset. Accretion expense is recognized over the estimated productive life of the related assets. If the fair value of the estimated ARO changes, an adjustment is recorded to both the ARO and the capitalized asset retirement cost. Revisions in estimated liabilities can result from changes in estimated inflation rates, changes in service and equipment costs and changes in the estimated timing of settling the ARO. We utilize current retirement costs to estimate the expected cash outflows for retirement obligations. We estimate the ultimate productive life of the properties and a risk-adjusted discount rate in order to determine the current present value of the obligation.

We relieve ARO liabilities when the related obligations are settled. We have AROs that we are required to perform under law or contract once an asset is permanently taken out of service. Most of these obligations are not expected to be paid until several years in the future and will be funded from general company resources at the time of removal. Please see Note 12 – Asset Retirement Obligations for further discussion.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation

We, and, prior to the Spin-Off, Oil States, sponsor an equity participation plan in which certain of our employees participate. Current accounting standards regarding share-based payments require companies to measure the cost of employee services received in exchange for an award of equity instruments (typically stock options) based on the grant-date fair value of the award. The fair value is estimated using option-pricing models. The resulting cost is recognized over the period during which an employee is required to provide service in exchange for the awards, usually the vesting period.

We, and, prior to the Spin-Off, Oil States, also grant phantom shares under the Canadian Long-Term Incentive Plan, which provides for the granting of units of phantom shares to key Canadian employees. We also grant phantom shares under the 2014 Equity Participation Plan, which provides for the granting of units of phantom shares to key U.S. employees. All of the awards vest in equal annual installments and are accounted for as a liability based on the fair value of our stock price. Participants granted units of phantom shares are entitled to a lump sum cash payment equal to the fair market value of a share of our common stock on the vesting date.

Guarantees, Indemnifications and Warranties Policies [Policy Text Block]

Guarantees

Substantially all of our Canadian and U.S. subsidiaries are guarantors under our Credit Facility. See Note 10 - Debt.

Some of our products are sold with a warranty, generally 12 months. Parts and labor are covered under the terms of the warranty agreement. Warranty provisions are estimated based upon historical experience by product, configuration and geographic region. Our total liability related to warranties was $0.1 million and $0.2 million at December 31, 2014 and 2013, respectively.

During the ordinary course of business, we also provide standby letters of credit or other guarantee instruments to certain parties as required for certain transactions initiated by us or our subsidiaries. As of December 31, 2014, the maximum potential amount of future payments that we could be required to make under these guarantee agreements (letters of credit) was approximately $7.3 million. We have not recorded any liability in connection with these guarantee arrangements. We do not believe, based on historical experience and information currently available, that it is likely that any amounts will be required to be paid under these guarantee arrangements.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U.S. requires the use of estimates and assumptions by management in determining the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Examples of a few such estimates include potential future adjustments as a result of contingent consideration arrangements pursuant to business combinations and other contractual agreements, revenue and income recognized on the percentage-of-completion method, estimates of the amount and timing of costs to be incurred for asset retirement obligations, any valuation allowance recorded on net deferred tax assets, goodwill, warranty and allowance for doubtful accounts. Actual results could materially differ from those estimates.

Commitments and Contingencies, Policy [Policy Text Block]

Accounting for Contingencies

We have contingent liabilities and future claims for which we have made estimates of the amount of the eventual cost to liquidate these liabilities or claims. These liabilities and claims sometimes involve threatened or actual litigation where damages have been quantified and we have made an assessment of our exposure and recorded a provision in our accounts to cover an expected loss. Other claims or liabilities have been estimated based on their fair value or our experience in these matters and, when appropriate, the advice of outside counsel or other outside experts. Upon the ultimate resolution of these uncertainties, our future reported financial results will be impacted by the difference between our estimates and the actual amounts paid to settle a liability. Examples of areas where we have made important estimates of future liabilities include future consideration due sellers as a result of the terms of a business combination, litigation, taxes, interest, insurance claims, warranty claims and contract claims and obligations.